SHARE-BASED COMPENSATION EXPENSES (Details)	12 Months Ended
Jun. 30, 2017 shares
Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	396,000
Grant Date After Two Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	348,000
Grant Date After Three Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	348,000
Grant Date After Four Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	1,044,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	1,160,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Two Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	348,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Three Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	348,000
Performance Shares Eps Threshold Limit Over Fifteen Percentage But Below Twenty Percentage [Member] | Grant Date After Four Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	464,000
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Performance Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	236,000
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	290,000
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Two Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Three Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Equal Or Over Twenty Percentage But Below Twenty Five Percentage [Member] | Grant Date After Four Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	290,000
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Performance Options 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	236,000
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Outstanding Number	290,000
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Two Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Three Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	0
Performance Shares Eps Threshold Limit Twenty Five Percentage Or Above [Member] | Grant Date After Four Years [Member] | Performance Options 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance share options vested	290,000